Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021 [1]
Assets
Cash and balances at central banks	£ 283,136	£ 238,574
Cash collateral and settlement balances	132,623	92,542
Loans and advances at amortised cost	395,824	361,451
Reverse repurchase agreements and other similar secured lending	1,639	3,227
Trading portfolio assets	127,004	147,035
Financial assets at fair value through the income statement	212,723	191,972
Derivative financial instruments	344,855	262,572
Financial assets at fair value through other comprehensive income	63,194	61,753
Investments in associates and joint ventures	911	999
Goodwill and intangible assets	8,245	8,061
Property, plant and equipment	3,582	3,555
Current tax assets	551	261
Deferred tax assets	5,044	4,619
Retirement benefit assets	5,233	3,879
Other assets	4,666	3,785
Total assets	1,589,230	1,384,285
Liabilities
Deposits at amortised cost	568,670	519,433
Cash collateral and settlement balances	124,724	79,371
Repurchase agreements and other similar secured borrowing	28,566	28,352
Debt securities in issue	115,906	98,867
Subordinated Liabilities	11,871	12,759
Trading portfolio liabilities	76,638	54,169
Financial liabilities designated at fair value	255,136	250,960
Derivative financial instruments	321,396	256,883
Current tax liabilities	449	689
Deferred tax liabilities	5	37
Retirement benefit liabilities	309	311
Other liabilities	11,538	10,505
Provisions	3,426	1,908
Total liabilities	1,518,634	1,314,244
Equity
Called up share capital and share premium	4,508	4,536
Other reserves	(218)	1,770
Retained earnings	52,980	50,487
Shareholders' equity attributable to ordinary shareholders of the parent	57,270	56,793
Other equity instruments	12,357	12,259
Total equity excluding non-controlling interests	69,627	69,052
Non-controlling interests	969	989
Total equity	70,596	70,041
Total liabilities and equity	£ 1,589,230	£ 1,384,285

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.